Equity-Based Compensation - Schedule of Stock Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Shares outstanding, beginning period	3,672,620	3,089,352
Granted, shares	1,140,244	657,843
Exercised, shares	(8,532)	(58,440)
Forfeited, shares	(7,600)	(16,135)
Shares outstanding, ending period	4,796,732	3,672,620	3,089,352
Weighted-Average Exercise Price
Weighted-Average Exercise Price, beginning period (dollars per share)	$ 1.79	$ 1.25
Weighted-Average Exercise Price, granted (dollars per share)	3.00	4.21
Weighted-Average Exercise Price, exercised (dollars per share)	0.86	0.75
Weighted-Average Exercise Price, forfeitures (dollars per share)	1.03	0.92
Weighted-Average Exercise Price, ending period (dollars per share)	$ 2.15	$ 1.79	$ 1.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Remaining Contractual Term (years)	7 years 9 months 18 days	7 years 6 months	8 years 2 months 12 days
Aggregate Intrinsic Value (thousands)	$ 17,056	$ 5,221	$ 9,143
Exercisable, shares	2,810,083	2,361,725
Exercisable, Weighted-Average Exercise Price (dollars per share)	$ 1.55	$ 1.45
Exercisable, Weighted-Average Remaining Contractual Term	7 years	7 years 2 months 12 days
Exercisable, Aggregate Intrinsic Value	$ 11,664	$ 3,972
Vested and Expected to Vest, shares	4,671,485	3,596,344
Vested and Expected to Vest, Weighted-Average Exercise Price (dollars per share)	$ 2.12	$ 1.78
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term (years)	7 years 8 months 12 days	7 years 6 months
Vested and Expected to Vest, Aggregate Intrinsic Value (dollars per share)	$ 16,730	$ 5,177